LONG-TERM DEBT AND CREDIT FACILITY - Credit Facilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount	$ 1,700,000	$ 1,700,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 500,000,000
Credit Facility Due 2024
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 490,000,000